Debt - Additional Information (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 26, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Nov. 12, 2021 USD ($)	Jun. 18, 2021 USD ($)	Feb. 12, 2021 USD ($)	May 13, 2020 USD ($)	May 02, 2020 USD ($)
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				$ 183	$ 5,368
Amount borrowed		$ 0	$ 2,500
Net debt issuance costs				0	283
Amortization of the debt issuance costs		$ 0	$ 18	53	60
Line of Credit
Debt Instrument [Line Items]
Aggregate principal amount	$ 10,000						$ 9,000
Available borrowing capacity					2,500
Secured Debt | Line of Credit
Debt Instrument [Line Items]
Amount borrowed					7,500
Outstanding principal balance paid				$ 2,000
Secured Debt | Line of Credit | Quarterly, June 30, 2020 to December 31, 2023
Debt Instrument [Line Items]
Repayments in quarterly installments	94
Secured Debt | Line of Credit | Quarterly, Thereafter December 31, 2023
Debt Instrument [Line Items]
Repayments in quarterly installments	$ 188
Paycheck Protection Program | Notes Payable to Banks
Debt Instrument [Line Items]
Number of PPP loans | loan				2
1% Small Business Administration Loan, due May 2, 2022 | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				$ 0	$ 2,993					$ 2,993
Interest rate					1.00%					1.00%
1% Paycheck Protection Program Loan | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				0	$ 2,000				$ 2,000
Interest rate					1.00%				1.00%
Paycheck Protection Program Loan Due May 4 2022 | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt								$ 149
Interest rate								1.00%
1% Paycheck Protection Program Loan, due October 24, 2026 | Notes Payable to Banks
Debt Instrument [Line Items]
Short-term debt and current portion of long-term debt				$ 183	$ 0	$ 183
Interest rate				1.00%		1.00%
Credit Agreement | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Interest paid				$ 224	$ 227